Activity in Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 7,039	¥ 7,983
Charge-offs	(1,304)	(1,937)
Provision	1,922	2,052
Other	(749)	(1,059)
Balance at end of year	¥ 6,908	¥ 7,039